COLONIAL SELECT VALUE FUND    SEMIANNUAL REPORT

APRIL 30, 1998

[GRAPHIC]

                  Not FDIC          May Lose Value
                  Insured           No Bank Guarantee

                     COLONIAL SELECT VALUE FUND HIGHLIGHTS

                        NOVEMBER 1, 1997- APRIL 30, 1998

INVESTMENT OBJECTIVE: Colonial Select Value Fund seeks long-term growth by investing primarily in middle capitalization equities.

THE FUND IS DESIGNED TO OFFER:
      [CHECKMARK] Opportunity for long-term growth of capital
      [CHECKMARK] A disciplined investment strategy
      [CHECKMARK] Broad diversification to reduce risk

PORTFOLIO MANAGER COMMENTARY: "Mid-cap stocks have much to offer long-term investors. As a sector of the market that tends to be overlooked, it's a great pool of stocks on which to draw. We were able to find companies offering strong growth potential at attractive prices within a number of industries."
                                                   - James Haynie & Michael Rega

                     COLONIAL SELECT VALUE FUND PERFORMANCE

                                                         CLASS A   CLASS B   CLASS C

        Six-month distributions declared per share       $ 1.850   $ 1.850   $ 1.850
        Six-month total returns, assuming                  22.03%    21.55%    21.58%
        reinvestment of all distributions
        and no sales charge or contingent
        deferred sales charge (CDSC)
        Net asset value per share on 4/30/98             $ 22.80   $ 22.21   $ 22.69

TOP FIVE HOLDINGS(1)                   TOP FIVE SECTORS(1),(2)
(as of 4/30/98)                        (as of 4/30/98)

 1. Costco Cos., Inc. ........  2.8%    1. Consumer Cyclicals ......  19.2%
 2. Lincare Holdings, Inc. ...  2.6%    2. Financial ...............  16.2%
 3. Omnicom Group, Inc. ......  2.5%    3. Technology ..............  12.6%
 4. Kroger Corp. .............  2.5%    4. Health Care .............  10.0%
 5. FortJames Corp. ..........  2.4%    5. Utilities ...............   8.0%


(1) Holdings and sector breakdowns are calculated as a percent of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these sectors in the future.

(2) Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria as used in the investment process.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[PHOTO OF HAROLD W. COGGER]

I am pleased to present your Fund's semiannual report for the six-month period ended April 30, 1998.

The economic environment we are enjoying couldn't be healthier for corporate America. With low interest rates, low unemployment and low inflation, companies within a variety of industries continue to prosper. As the U.S. stock market continued to reach new heights over the past six months, equity investors have certainly reaped the benefits. As a diversified equity fund that targets stocks of medium-sized companies, Colonial Select Value Fund has provided investors with exceptional returns over the last six months.

Currently, the stock prices of many companies are trading at a premium. Under these conditions, it has become more and more of a "stock picker's" market. Diligent analysis of individual companies, their industries and the prices at which their stocks are trading relative to others in their industry is critical.

The mid-cap sector represents a vast universe of less-recognized stocks. It is a segment of the equity market that is ideally suited to Colonial's New Value(TM) approach to stock selection. Operating under the premise that investment opportunity can be found almost anywhere, the New Value approach helps our portfolio managers maintain diversification across a wide variety of industries. Equally important, it enables them to search for stocks of companies with attractive current prices, a consistent track record of operating performance and favorable future growth prospects. Needless to say, it's a strategy that has produced some favorable results for our shareholders.

More detailed information about the Fund, its performance and the companies in which it invested during the six-month period appear on the following pages. Thank you for choosing Colonial Select Value Fund and for the opportunity to serve your investment needs.

Respectfully,

/s/ Harold W. Cogger
Harold W. Cogger
President
June 9, 1998

As market and economic conditions change, there can be no assurance that the trends described above and on the pages that follow will continue.

                          PORTFOLIO MANAGEMENT REPORT

JAMES HAYNIE and MICHAEL REGA co-manage Colonial Select Value Fund and are vice presidents of Colonial Management Associates, Inc. The following is a discussion of the Fund's performance for the six-month period ended April 30, 1998.

Over the past six months, U.S. equity markets continued their climb. The S&P 400 Index, a commonly used indicator of mid-cap stock performance, gained 19.17% through April 30, 1998 with most of this growth coming in the last four months of the period. During the same six-month period, Colonial Select Value Fund produced an impressive 22.03% total return on Class A shares, placing it in the top 10% of the Lipper mid-cap fund category.(1)

NEW VALUE -- A STRATEGY THAT HAS SERVED INVESTORS WELL
Colonial's New Value strategy uses a disciplined stock selection process. By employing this approach, we strive to maintain a broadly diversified portfolio and avoid making large bets in specific industries or sectors of the economy. The benefit is twofold. First, it enables us to reduce the risk that any single industry could adversely affect the portfolio. Second, it encourages us to dig deeper into each industry in search of stocks of companies that appear solid and attractively priced relative to their peers.

THE MID-CAP UNIVERSE OFFERS AN ABUNDANCE OF OPPORTUNITIES
In general, we focus on stocks of medium-sized companies in the $400 million to $8 billion market capitalization range. In doing so, the Fund is able to seek growth potential from a universe of approximately 1,500 stocks. Through extensive analysis, we continuously screen this vast universe of stocks under a variety of measures to identify a pool of stocks trading at attractive valuations within their industry group. In simpler terms, we look for bargains, or stocks offering investment opportunities at a reasonable price. From this list, we conduct more fundamental research to target companies with strong management teams, established records of operational success and above average future growth prospects.

One stock that has performed quite well is Nature's Bounty (0.34% of the Fund's total net assets), a selection that has produced strong results since the time we purchased it in early 1997. As a vitamin company, Nature's Bounty is well positioned for future growth, particularly when you consider the demographics of an aging baby boomer population and the healthy lifestyle choices consumers are making. From early 1997 to April 30, 1998, the stock gained over 175%.

Another stock that has been profitable for us is Diamond Offshore (0.67% of the Fund's total net assets), a manufacturer of large, semi-submersible oil rigs that we bought in February of this year. Here's a prime example of the New Value investment style in action. The oil service industry had been beaten down a bit and was not that attractive as a whole. However, rather than avoid the industry all together, we noticed Diamond Offshore had attractive valuations when compared to other oil service companies. We took a closer look, speaking with the management team and studying the company's operations, previous performance and future earnings potential. We discovered that they had strong earnings and a majority of their business is in the strong deep water market. We decided to buy it and we were rewarded with a nice gain of 15% from February through the end of April.

CAREFUL STOCK SELECTION IS MORE IMPORTANT THAN EVER
While it would be difficult for domestic equity markets to continue at the pace they have for the last few years, our outlook remains positive, as the economic climate still favors stocks. It's our belief that pockets of opportunity will always exist within a variety of industries, regardless of the direction of broad markets. It's a challenge to find stocks with strong growth potential that are overlooked by the market. These conditions help underscore the importance of careful stock selection and the value of utilizing a disciplined investment philosophy -- the New Value approach. Going forward, we will continue to seek strong growth opportunities by identifying attractively priced stocks with established records of success.



(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper Mid-cap Funds category. The Fund's Class A share ranking is in the first decile for the six-month period (ranked 17 out of 300), in the first decile for the one-year period (ranked 20 out of 276 funds), in the first decile for the five-year period (ranked 5 out of 85 funds) and in the fourth decile for the ten-year period (ranked 13 out of 37 funds).

               COLONIAL SELECT VALUE FUND INVESTMENT PERFORMANCE
                   VS. THE STANDARD & POOR'S MIDCAP 400 INDEX

               Change in Value of $10,000 from 4/30/88 - 4/30/98
                    Based on NAV and POP for Class A Shares

                                  [LINE GRAPH]


                      CURRENT VALUE OF A $10,000 INVESTMENT
                                Made on 4/30/88

            CLASS A SHARES        CLASS B SHARES        CLASS C SHARES
             NAV       POP        NAV     w/CDSC        NAV     w/CDSC
           $49,913   $47,043    $47,780   $47,780     $49,681   $49,681


                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 4/30/98

                 CLASS A SHARES        CLASS B SHARES        CLASS C SHARES
                 NAV        POP        NAV     w/CDSC        NAV     w/CDSC
1 YEAR          52.95%    44.15%      51.80%    46.80%      52.24%    51.24%
5 YEARS         22.39     20.95       21.48     21.30       22.28     22.28
10 YEARS        17.44     16.75       16.93     16.93       17.39     17.39

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or contingent deferred sales charge (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception dates of newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and the newer class. Had the expense differential been reflected, the returns for periods prior to the inception date of the newer class shares would have been lower.

The Standard & Poor's Midcap 400 Index is an unmanaged index that tracks the performance of middle capitalization U.S. stocks. Unlike mutual funds, an index does not incur fees or charges and it is not possible to invest in an index.

CSVF Class A
AS OF DATE   NAV              POP          S&P MIDCAP 400
4/30/88      10000             10000            10000
             10153              9570            10215
             10564              9957            10430
             11303             10653            11365
             12102             11406            12286
             13547             12768            13584
             13437             12665            13623
             12667             11938            13202
             12933             12189            13429
             13942             13140            14462
             11005             10372            11798
             13267             12504            14765
             14641             13800            16820
             15163             14291            17706
             15617             14719            19284
             16784             15818            20902
             16619             15663            20191
             16797             15831            20783
             16907             15935            21062
             18889             17802            23273
             18173             17128            23118
             18935             17846            24246
             19915             18770            25597
             21004             19796            26802
             19927             18781            25385
             19869             18726            25101
             20467             19291            26206
             19578             18453            25517
             21860             20603            27870
             25083             23641            31248
             26288             24777            31765
             27676             26085            33550
             30045             28317            36178
             29161             27484            33672
             31883             30049            37276
             33735             31796            40898
             32634             30758            39841
             39762             37475            48952
             40903             38551            49453
             43477             40977            51141
4/30/98      49913             47043            58932

                                       INVESTMENT PORTFOLIO
                             APRIL 30, 1998 (UNAUDITED, IN THOUSANDS)

         COMMON STOCKS - 93.2%                                        SHARES       VALUE
         ---------------------------------------------------------------------------------
         CONSTRUCTION - 1.3%
          BUILDING CONSTRUCTION - 0.9%
          Centex Corp.                                                   174  $    6,047
                                                                              -----------

          HEAVY CONSTRUCTION-NON BUILDING CONSTRUCTION - 0.3%
          Halliburton Co.                                                 32       1,738
                                                                              -----------

          SPECIAL TRADE CONTRACTORS - 0.1%
          Apogee Enterprises, Inc.                                        50         731
                                                                              -----------

         ---------------------------------------------------------------------------------
         FINANCE, INSURANCE & REAL ESTATE - 16.2%
          DEPOSITORY INSTITUTIONS - 8.4%
          AmSouth Bancorporation                                          67       4,204
          Associated Banc-Corp.                                           92       4,830
          City National Corp.                                             97       3,592
          Community First Bankshares, Inc.                                82       4,116
          Cullen/Frost Bankers, Inc.                                      35       2,024
          First Tennessee National Corp.                                  38       1,302
          Golden State Bancorp, Inc.(a)                                  155       6,045
          Greenpoint Financial Corp.                                     197       7,834
          Hibernia Corp.                                                 160       3,262
          North Fork Bancorporation, Inc.                                203       7,522
          Northern Trust Corp.                                            83       6,059
          Peoples Heritage Financial Group, Inc.                          65       3,136
          Zions Bancorporation                                            60       3,042
                                                                              -----------
                                                                                  56,968
                                                                              -----------

          INSURANCE CARRIERS - 3.2%
          MGIC Investment Corp.                                           70       4,385
          Protective Life Corp.                                           47       1,727
          Sunamerica, Inc.                                               236      11,805
          Vesta Insurance Group, Inc.                                     65       3,698
                                                                              -----------
                                                                                  21,615
                                                                              -----------

          NONDEPOSITORY CREDIT INSTITUTION - 2.1%
          Household International, Inc.                                   43       5,678
          The Money Store, Inc.                                          263       8,653
                                                                              -----------
                                                                                  14,331
                                                                              -----------

          SECURITY BROKERS & DEALERS - 2.5%
          Franklin Resources, Inc.                                       122       6,548
          Lehman Brothers Holdings, Inc.                                 100       7,106
          T. Rowe Price Associates                                        43       3,231
                                                                              -----------
                                                                                  16,885
                                                                              -----------

                       Investment Portfolio/April 30, 1998

         ---------------------------------------------------------------------------------
         COMMON STOCKS - CONT.                                        SHARES       VALUE
         ---------------------------------------------------------------------------------
         MANUFACTURING - 31.2%
          APPAREL - 2.1%
          Jones Apparel Group, Inc.(a)                                   103  $    6,154
          Tommy Hilfiger Corp.(a)                                         92       5,594
          VF Corp.                                                        45       2,340
                                                                              -----------
                                                                                  14,088
                                                                              -----------

          CHEMICALS & ALLIED PRODUCTS - 3.5%
          Dura Pharmaceuticals, Inc.(a)                                  133       3,524
          Ecolab, Inc.                                                    41       1,312
          Goodrich (B.F.) Co.                                            168       9,014
          NBTY, Inc. (a)                                                 117       2,334
          Watson Pharmaceuticals, Inc.(a)                                184       7,921
                                                                              -----------
                                                                                  24,105
                                                                              -----------

          COMMUNICATIONS EQUIPMENT - 0.3%
          Harman International Industries, Inc.                           50       2,159
                                                                              -----------

          ELECTRONIC COMPONENTS - 0.6%
          Dallas Semiconductor Corp.                                      34       1,315
          SCI Systems, Inc.(a)                                            77       3,163
                                                                              -----------
                                                                                   4,478
                                                                              -----------

          FABRICATED METAL - 1.1%
          Crane Co.                                                      133       7,146
                                                                              -----------

          FOOD & KINDRED PRODUCTS - 2.0%
          Interstate Bakeries Corp.                                      303       9,595
          Philip Morris Co., Inc.                                         99       3,694
                                                                              -----------
                                                                                  13,289
                                                                              -----------

          FURNITURE & FIXTURES - 3.4%
          Furniture Brands International, Inc.(a)                        187       5,493
          Herman Miller, Inc.                                            512      15,444
          Leggett & Platt, Inc.                                           44       2,280
                                                                              -----------
                                                                                  23,217
                                                                              -----------

          LUMBER & WOOD PRODUCTS - 0.8%
          Clayton Homes, Inc.                                            123       2,472
          Oakwood Homes Corp.                                            117       3,306
                                                                              -----------
                                                                                   5,778
                                                                              -----------

                       Investment Portfolio/April 30, 1998
         ---------------------------------------------------------------------------------
         MANUFACTURING - CONT.
          MACHINERY & COMPUTER EQUIPMENT - 4.6%
          Camco International, Inc.                                       70  $    4,751
          Diebold, Inc.                                                  105       4,280
          Flowserve Corp.                                                112       3,346
          Storage Technology Corp.(a)                                     71       5,953
          Sun Microsystems, Inc.(a)                                      258      10,635
          Tyco International Ltd.                                         40       2,180
                                                                              -----------
                                                                                  31,145
                                                                              -----------

          MEASURING & ANALYZING INSTRUMENTS - 3.3%
          ATL Ultrasound, Inc.(a)                                         91       4,382
          Biomet, Inc.                                                   406      12,192
          Dentsply International, Inc.                                   102       3,337
          Dynatech Corp.(a)                                               49       2,399
          SonoSight, Inc.(a)                                              30         249
                                                                              -----------
                                                                                  22,559
                                                                              -----------

          MISCELLANEOUS MANUFACTURING - 0.5%
          Callaway Golf Co.                                              120       3,275
                                                                              -----------

          PAPER PRODUCTS - 2.4%
          Fort James Corp.                                               332      16,485
                                                                              -----------

          PETROLEUM REFINING - 0.8%
          Kerr-McGee Corp.                                                87       5,729
                                                                              -----------

          PRIMARY METAL - 2.6%
          Mueller Industries, Inc.(a)                                     74       5,009
          Texas Industries, Inc.                                         134       8,609
          USX-US Steel Group                                              96       3,748
                                                                              -----------
                                                                                  17,366
                                                                              -----------

          PRINTING & PUBLISHING - 1.2%
          New York Times Co.                                             112       7,931
          Reynolds & Reynolds Co.                                          3          69
                                                                              -----------
                                                                                   8,000
                                                                              -----------

          RUBBER & PLASTIC - 0.3%
          Wynn's International, Inc.                                      96       2,157
                                                                              -----------

          TRANSPORTATION EQUIPMENT - 1.7%
          Fleetwood Enterprises, Inc.                                     83       3,834
          Harley-Davidson, Inc.                                          150       5,400
          Varlen Corp.                                                    62       2,163
                                                                              -----------
                                                                                  11,397
                                                                              -----------

                       Investment Portfolio/April 30, 1998
         ---------------------------------------------------------------------------------
         COMMON STOCKS - CONT.                                        SHARES       VALUE
         ---------------------------------------------------------------------------------
         MINING & ENERGY - 3.2%
          CRUDE PETROLEUM & NATURAL GAS - 0.1%
          Apache Corp.                                                    20  $      708
                                                                              -----------

          OIL & GAS EXTRACTION - 1.8%
          Devon Energy Corp.                                               9         359
          Noble Drilling Corp.(a)                                        156       5,047
          SEACOR SMIT, Inc.(a)                                           111       6,513
                                                                              -----------
                                                                                  11,919
                                                                              -----------

          OIL & GAS FIELD SERVICES - 1.3%
          BJ Services Co.(a)                                             120       4,504
          Diamond Offshore Drilling, Inc.                                 90       4,556
                                                                              -----------
                                                                                   9,060
                                                                              -----------

         ---------------------------------------------------------------------------------
         RETAIL TRADE - 14.4%
          APPAREL & ACCESSORY STORES - 1.5%
          Ross Stores, Inc.                                              160       7,424
          TJX Companies, Inc.                                             65       2,867
                                                                              -----------
                                                                                  10,291
                                                                              -----------

          FOOD STORES - 2.5%
          Kroger Corp.(a)                                                400      16,733
                                                                              -----------

          GENERAL MERCHANDISE STORES - 6.3%
          Costco Cos., Inc.(a)                                           345      19,288
          Federated Department Stores, Inc. (a)                          119       5,848
          Meyer (Fred), Inc.(a)                                          302      13,534
          Proffitt's, Inc.(a)                                            114       4,539
                                                                              -----------
                                                                                  43,209
                                                                              -----------

          HOME FURNISHINGS & EQUIPMENT - 1.2%
          CompUSA, Inc.(a)                                               435       8,075
                                                                              -----------

          MISCELLANEOUS RETAIL - 2.4%
          Office Depot, Inc.(a)                                          436      14,456
          U.S. Office Products Co.(a)                                    102       1,799
                                                                              -----------
                                                                                  16,255
                                                                              -----------

          RESTAURANTS - 0.5%
          Brinker International, Inc.(a)                                 142       3,408
                                                                              -----------

         ---------------------------------------------------------------------------------
         SERVICES - 14.5%
          BUSINESS SERVICES - 3.2%
          Omnicom Group, Inc.                                            362      17,136
          Robert Half International, Inc.(a)                              83       4,476
                                                                              -----------
                                                                                  21,612
                                                                              -----------

                       Investment Portfolio/April 30, 1998
         ---------------------------------------------------------------------------------
         SERVICES - CONT.
          COMPUTER RELATED SERVICES - 1.5%
          Cadence Design Systems, Inc.(a)                                 86  $    3,104
          Fiserv, Inc.(a)                                                 10         654
          Shared Medical Systems Corp.                                    52       3,793
          Wang Laboratories, Inc.(a)                                      85       2,298
                                                                              -----------
                                                                                   9,849
                                                                              -----------

          COMPUTER SOFTWARE - 4.8%
          Adobe Systems, Inc.                                             59       2,974
          BMC Software, Inc.(a)                                           82       7,707
          Compuware Corp.(a)                                             296      14,477
          Keane, Inc.(a)                                                  77       3,859
          Sterling Software, Inc.(a)                                     141       3,738
                                                                              -----------
                                                                                  32,755
                                                                              -----------

          ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 0.5%
          Paychex, Inc.                                                   68       3,674
                                                                              -----------

          HEALTH SERVICES - 4.5%
          Lincare Holdings, Inc.(a)                                      216      17,499
          PhyCor, Inc.(a)                                                 70       1,595
          Universal Health Services, Inc., Class B(a)                    199      11,449
                                                                              -----------
                                                                                  30,543
                                                                              -----------

         ---------------------------------------------------------------------------------
         TRANSPORTATION, COMMUNICATION, ELECTRIC,
         GAS & SANITARY SERVICES - 10.7%
          BROADCASTING - 0.2%
          Clear Channel Communications, Inc.(a)                           12       1,131
                                                                              -----------

          ELECTRIC SERVICES - 5.1%
          California Energy, Inc.(a)                                     177       5,784
          Dominion Resources, Inc.                                       130       5,143
          Energy East Corp.                                              112       4,689
          Enova Corp.                                                    163       4,360
          Minnesota Power & Light Co.                                    156       6,347
          Pinnacle West Capital Corp.                                    102       4,527
          Utilicorp United, Inc.                                          54       2,047
          Washington Water Power Co.                                      85       1,955
                                                                              -----------
                                                                                  34,852
                                                                              -----------

          GAS SERVICES - 1.3%
          Columbia Energy Group                                           42       3,412
          KN Energy, Inc.                                                 78       4,560
          NGL Corp.                                                       71       1,043
                                                                              -----------
                                                                                   9,015
                                                                              -----------

                       Investment Portfolio/April 30, 1998
         ---------------------------------------------------------------------------------
         COMMON STOCKS - CONT.                                        SHARES       VALUE
         ---------------------------------------------------------------------------------
         TRANSPORTATION, COMMUNICATION, ELECTRIC,
         GAS & SANITARY SERVICES - CONT.
          MOTOR FREIGHT & WAREHOUSING - 1.9%
          CNF Transportation                                             283  $   10,919
          Consolidated Freightways Corp.(a)                               41         742
          USFreightways Corp.                                             43       1,552
                                                                              -----------
                                                                                  13,213
                                                                              -----------

          SANITARY SERVICES - 0.1%
          Piedmont Natural Gas Co.                                        28         954
                                                                              -----------

          TELECOMMUNICATION - 1.6%
          Aliant Communications, Inc.                                     10         284
          Century Telephone Enterprises, Inc.                             98       4,175
          Cincinnati Bell, Inc.                                          167       6,388
                                                                              -----------
                                                                                  10,847
                                                                              -----------

          TRANSPORTATION SERVICES - 0.5%
          Expeditors International Washington, Inc.                       85       3,617
                                                                              -----------

         ---------------------------------------------------------------------------------
         WHOLESALE TRADE - 1.7%
          DURABLE GOODS - 1.4%
          Patterson Dental Co.(a)                                         79       2,331
          Tech Data Corp.(a)                                             139       6,933
          Ultramed, Inc.(b)                                              450          (c)
                                                                              -----------
                                                                                   9,264
                                                                              -----------

          NONDURABLE GOODS - 0.3%
          AmeriSource Health Corp. , Class A(a)                           20       1,074
          Richfood Holdings, Inc.                                         35         960
                                                                              -----------
                                                                                   2,034
                                                                              -----------

          TOTAL INVESTMENTS (cost of $418,640)(d)                                633,706
                                                                              -----------

         SHORT TERM OBLIGATIONS - 6.4%                                PAR
         ---------------------------------------------------------------------------------
          Repurchase agreement with ABN AMRO Chicago Corp.,
          dated 4/30/98, due 5/01/98 at 5.52% collateralized by
          U.S. Treasury notes and bill with various maturities
          to 2021, market value $52,583 (repurchase proceeds
          $43,460)
                                                                    $ 43,453      43,453
                                                                              -----------


         OTHER ASSETS & LIABILITIES, NET - 0.4%                                    2,598
         ---------------------------------------------------------------------------------

          NET ASSETS - 100%                                                   $  679,757
                                                                              -----------

                       Investment Portfolio/April 30, 1998
         -----------------------------------------------------------------------
         NOTES TO INVESTMENT PORTFOLIO:
         -----------------------------------------------------------------------

          (a)   Non-income producing.

          (b) Ultramed Inc. is a restricted security which was acquired on August 14, 1987 at a cost of $450. The fair value is determined under the direction of the Trustees. This security represents 0.0% of the Fund's net assets at April 30, 1998.

          (c)   Rounds to less than one.

          (d)   Cost for federal income tax purposes is the same.


                       See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $418,640)                                                 $ 633,706
Short-term obligations                                                                  43,453
                                                                                     ---------
                                                                                       677,159

Receivable for:
  Fund shares sold                                               $   2,815
  Dividends                                                            243
  Interest                                                               7
  Foreign tax reclaims                                                   4
Other                                                                  118               3,187
                                                                 ---------           ---------
    Total Assets                                                                       680,346

LIABILITIES
Payable for:
  Investments purchased                                                  5
  Fund shares repurchased                                              582
Accrued Deferred Trustees fees                                           2
                                                                 ---------
    Total Liabilities                                                                      589
                                                                                     ---------


NET ASSETS                                                                           $ 679,757
                                                                                     ---------

Net asset value & redemption price per share -
Class A ($417,100/18,295)                                                            $   22.80
                                                                                     ---------
Maximum offering price per share - Class A
($22.80/0.9425)                                                                      $   24.19(a)
                                                                                     ---------
Net asset value & offering price per share -
Class B ($257,743/11,605)                                                            $   22.21(b)
                                                                                     ---------
Net asset value & offering price per share -
Class C ($4,914/216)                                                                 $   22.69(b)
                                                                                     ---------

COMPOSITION OF NET ASSETS
Capital paid in                                                                      $ 433,595
Overdistributed net investment income                                                      (14)
Accumulated net realized gain                                                           31,110
Net unrealized appreciation                                                            215,066
                                                                                     ---------
                                                                                     $ 679,757
                                                                                     =========



(a)      On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                   (UNAUDITED)

(in thousands)

INVESTMENT INCOME
Dividends                                                                    $   1,789
Interest                                                                           619
                                                                             ---------
                                                                                 2,408


EXPENSES
Management fee                                              $   2,076
Service fee                                                       723
Distribution fee - Class B                                        817
Distribution fee - Class C                                          7
Transfer agent                                                    842
Bookkeeping fee                                                   109
Registration fee                                                   27
Custodian fee                                                       9
Audit fee                                                          16
Trustees fee                                                       13
Reports to shareholders                                             8
Legal fee                                                           4
Other                                                              40            4,691
                                                            ---------        ---------
       Net Investment Loss                                                      (2,283)
                                                                             ---------

NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                              33,624
Net unrealized appreciation
   during the period                                           86,035
                                                            ---------
         Net Gain                                                              119,659
                                                                             ---------

Increase in Net Assets from Operations                                       $ 117,376
                                                                             ---------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                 (Unaudited)
                                               Six months ended    Year ended
          (in thousands)                           April 30        October 31
                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS                    1998            1997(a)
Operations:
Net investment loss                               $  (2,283)       $  (1,292)
Net realized gain                                    33,624           50,191
Net unrealized appreciation                          86,035           65,661
                                                  ---------        ---------
    Net Increase from Operations                    117,376          114,560
Distributions:
From net realized gains - Class A                   (30,679)         (31,180)
From net realized gains - Class B                   (17,924)         (16,942)
From net realized gains - Class C                       (65)            --
                                                  ---------        ---------
                                                     68,708           66,438
                                                  ---------        ---------
Fund Share Transactions:
Receipts for shares sold - Class A                   52,009          138,708
Value of distributions reinvested - Class A          27,547           28,041
Cost of shares repurchased - Class A                (46,911)        (126,189)
                                                  ---------        ---------
                                                     32,645           40,560
                                                  ---------        ---------
Receipts for shares sold - Class B                   53,711           92,343
Value of distributions reinvested - Class B          16,794           15,974
Cost of shares repurchased - Class B                (29,421)         (66,864)
                                                  ---------        ---------
                                                     41,084           41,453
                                                  ---------        ---------
Receipts for shares sold - Class C                    4,549              562
Value of distributions reinvested - Class C              64             --
Cost of shares repurchased - Class C                   (491)              (9)
                                                  ---------        ---------
                                                      4,122              553
                                                  ---------        ---------
Net Increase from Fund Share Transactions            77,851           82,566
                                                  ---------        ---------
        Total Increase                              146,559          149,004
NET ASSETS
Beginning of period                                 533,198          384,194
                                                  ---------        ---------
End of period (net of overdistributed
  net investment income of $14 and
  $11, respectively)                              $ 679,757        $ 533,198
                                                  ---------        ---------


(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  (Unaudited)
                                                Six months ended   Year ended
(in thousands)                                      April 30       October 31
                                                 ------------     ------------
NUMBER OF FUND SHARES                                1998            1997(a)
Sold - Class A                                       2,476            7,894
Issued for distributions reinvested - Class A        1,391            1,707
Repurchased - Class A                               (2,239)          (7,117)
                                                    ------           ------
                                                     1,628            2,484
                                                    ------           ------
Sold - Class B                                       2,593            5,238
Issued for distributions reinvested - Class B          868              985
Repurchased - Class B                               (1,455)          (3,814)
                                                    ------           ------
                                                     2,006            2,409
                                                    ------           ------
Sold - Class C                                         209               28
Issued for distributions reinvested - Class C            3             --
Repurchased - Class C                                  (23)              (1)
                                                    ------           ------
                                                       189               27
                                                    ------           ------


(a) Class C shares were initially offered on August 1, 1997.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Colonial Select Value Fund (the Fund), a series of Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in middle capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities, for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

                  Notes to Financial Statements/April 30, 1998

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividend and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

                  Notes to Financial Statements/April 30, 1998

NOTE 2.  ACCOUNTING POLICIES - CONT.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

                  Notes to Financial Statements/April 30, 1998


Effective October 1, 1997 and continuing through September 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended April 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $381,577 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $128,891 and $1,123 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The plan also requires the payment of a service fee to the Distributor as follows:

          Value of shares outstanding on the
         20th of each month which were issued              Annual Fee Rate
         ------------------------------------              ---------------
                Prior to April 1, 1989                           0.15%
              On or after April 1, 1989                          0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: During the six months ended April 30, 1998, purchases and sales of investments, other than short-term obligations, were $139,200,642 and $138,324,203, respectively.

Unrealized appreciation (depreciation) at April 30, 1998, based on cost of investments for both financial statements and federal income tax purposes was:

          Gross unrealized appreciation     $ 225,351,126
          Gross unrealized depreciation       (10,285,133)
                                            -------------
             Net unrealized appreciation    $ 215,065,993
                                            -------------

                  Notes to Financial Statements/April 30, 1998

NOTE 4.  PORTFOLIO INFORMATION - CONT.


OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR off-shore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30, 1998.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                (Unaudited)
                                                         Six months ended April 30
                                                   -------------------------------------
                                                                   1998
                                                    Class A       Class B       Class C
                                                   ---------     ---------     ---------
Net asset value - Beginning of period              $  20.430     $  20.020     $  20.410
                                                   ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                       (0.052)       (0.129)       (0.132)
Net realized and unrealized gain                       4.272         4.169         4.262
                                                   ---------     ---------     ---------
   Total from Investment Operations                    4.220         4.040         4.130
                                                   ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                               (1.850)       (1.850)       (1.850)
                                                   ---------     ---------     ---------
Net asset value - End of period                    $  22.800     $  22.210     $  22.690
                                                   ---------     ---------     ---------
Total return (b)(c)                                    22.03%        21.55%        21.58%
                                                   ---------     ---------     ---------

RATIOS TO AVERAGE NET ASSETS
Expenses(d)(e)                                          1.30%         2.05%         2.05%
Net investment income(d)(e)                            (0.49)%       (1.24)%       (1.24)%
Portfolio turnover(c)                                     24%           24%           24%
Average commission rate                            $  0.0362     $  0.0362     $  0.0362
Net assets at end of period (000)                  $ 417,100     $ 257,743     $   4,914


(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)      Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(e)      Annualized.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                           Year ended October 31
                                                   -------------------------------------
                                                                   1997
                                                    Class A       Class B       Class C(a)
                                                   ---------     ---------     ---------
Net asset value - Beginning of period              $  18.040     $  17.840     $  19.860
                                                   ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       (0.002)       (0.135)       (0.053)
Net realized and unrealized gain                       4.575         4.498         0.603(c)
                                                   ---------     ---------     ---------
   Total from Investment Operations                    4.573         4.363         0.550
                                                   ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               --            --            --
In excess of net investment income                       --            --            --
From net realized gains                               (2.183)       (2.183)          --
                                                   ---------     ---------     ---------
Total Distributions
 Declared to Shareholders                             (2.183)       (2.183)          --
                                                   ---------     ---------     ---------
Net asset value -
   End of period                                   $  20.430     $  20.020     $  20.410
                                                   ---------     ---------     ---------
Total return (d)                                       28.29%        27.33%         2.77%(e)
                                                   ---------     ---------     ---------

RATIOS TO AVERAGE NET ASSETS
Expenses(f)                                             1.03%         1.78%         1.81%(g)
Net investment income(f)                               (0.01)%       (0.76)%       (1.05)%(g)
Portfolio turnover                                        63%           63%           63%
Average commission rate (h)                        $  0.0396     $  0.0396     $  0.0396
Net assets at end of period (000)                  $ 340,479     $ 192,161     $     558


(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)      Not annualized.

                            Year ended October 31
         ---------------------------------------------------------
                    1996                          1995
         Class A          Class B        Class A        Class B
         -----------    -----------     ----------    ------------

         $    16.140    $    16.040     $   14.020    $     13.940
         -----------    -----------     ----------    ------------


               0.043         (0.081)         0.174           0.065

               3.162          3.129          3.326           3.317
         -----------    -----------     ----------    ------------

               3.205          3.048          3.500           3.382
         -----------    -----------     ----------    ------------


              (0.042)        (0.005)        (0.165)         (0.067)

              (0.023)        (0.003)           --              --
              (1.240)        (1.240)        (1.215)         (1.215)
         -----------    -----------     ----------    ------------

              (1.305)        (1.248)        (1.380)         (1.282)
         -----------    -----------     ----------    ------------

         $    18.040    $    17.840     $   16.140    $     16.040
         -----------    -----------     ----------    ------------
               21.28%         20.31%         28.44%          27.50%
         -----------    -----------     ----------    ------------


                1.17%          1.92%          1.12%           1.90%
                0.25%         (0.50)%         1.24%           0.46%
                 100%           100%            92%             92%

         $    0.0392    $    0.0392            --              --

         $   255,911    $   128,283     $  194,393    $     75,283


(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

(g)      Annualized.

(h) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    Year ended October 31
                                                   ------------------------------------------------------
                                                             1994                          1993
                                                    Class A        Class B        Class A        Class B
                                                   ---------      ---------      ---------      ---------
Net asset value -
   Beginning of period                             $  15.240      $  15.180      $  13.830      $  13.780
                                                   ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)                        0.096         (0.008)         0.110          0.001
Net realized and unrealized gain                       0.275          0.288          2.240          2.244
                                                   ---------      ---------      ---------      ---------
   Total from Investment Operations                    0.371          0.280          2.350          2.245
                                                   ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.071)           --          (0.095)           --
From net realized gains                               (1.520)        (1.520)        (0.845)        (0.845)
                                                   ---------      ---------      ---------      ---------
Total Distributions
 Declared to Shareholders                             (1.591)        (1.520)        (0.940)        (0.845)
                                                   ---------      ---------      ---------      ---------
Net asset value -
   End of period                                   $  14.020      $  13.940      $  15.240      $  15.180
                                                   ---------      ---------      ---------      ---------
Total return(b)                                         2.78%          2.12%         17.79%         16.99%
                                                   ---------      ---------      ---------      ---------

RATIOS TO AVERAGE NET ASSETS
Expenses                                                1.22%          1.97%          1.19%          1.94%
Net investment income                                   0.69%         (0.06)%         0.64%         (0.11)%
Portfolio turnover                                       121%           121%            66%            66%
Average commission rate                                  --             --             --             --
Net assets at end of period (000)                  $ 160,495      $  53,218      $ 169,913      $  41,989



(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Select Value Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial Select Value Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Select Value Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President--Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

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LIBERTY FINANCIAL INVESTMENTS, INC. (C) 1998

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Visit us at www.libertyfunds.com                   SV-03/289F-0498 (6/98) 98/578